Significant Accounting Policies - Noncontrolling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Redeemable Noncontrolling Interest [Roll Forward]
Balance at beginning of period	$ 9,927
Net income attributable to redeemable noncontrolling interest	446	$ (1,030)	$ 0
Redeemable noncontrolling interest valuation adjustment	(3,349)	(5,825)
Balance at end of period	0	9,927
Redeemable noncontrolling interest
Redeemable Noncontrolling Interest [Roll Forward]
Balance at beginning of period	9,927	3,072
Net income attributable to redeemable noncontrolling interest	(446)	1,030
Redeemable noncontrolling interest valuation adjustment	3,349	5,825
Disposal of redeemable noncontrolling interest	(12,830)
Balance at end of period	$ 0	$ 9,927	$ 3,072